FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
FINANCIAL INSTRUMENTS
Schedule of investments

The following tables set forth details about the Company’s investments (in thousands):

		Gross Unrealized	Gross Unrealized
November 30, 2020	Cost	Gains	Losses	Fair Value
Marketable securities	$—	$—	$—	$—
Cash held in escrow	—	—	—	—
Asset-backed securities	162	60	—	222
Total investments	$162	$60	$—	$222

		Gross Unrealized	Gross Unrealized
February 29, 2020	Cost	Gains	Losses	Fair Value
Marketable securities	$—	$—	$—	$—
Cash held in escrow	—	—	—	—
Asset-backed securities	162	17	—	179
Total investments	$162	$17	$—	$179

The following tables set forth investments at February 29, 2020 and February 28, 2019 (in thousands):

			Gross
		Gross Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
As of February 29, 2020:
Marketable securities	$—	$—	$—	$—
Cash held in escrow	—	—	—	—
Asset-backed securities	162	17	—	179
Total investments	$162	$17	$—	$179

			Gross
		Gross Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
As of February 28, 2019:
Marketable securities	$—	$—	$—	$—
Cash held in escrow	559	—	—	559
Asset-backed securities	162	24	—	186
Total long-term investments	$721	$24	$—	$745

Schedule of assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy

The Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy are summarized as follows (in thousands):

	November 30, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4
Total cash equivalents	4	—	—	4
Investments:
Marketable securities	—	—	—	—
Cash held in escrow	—	—	—	—
Asset-backed securities	—	222	—	222
Total investments	—	222	—	222
Total assets	$4	$222	$—	$226

Liabilities:
Earn-out liability	—	—	2,000	2,000
Total liabilities	$—	$—	$2,000	$2,000

	February 29, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4
Total cash equivalents	4	—	—	4
Investments:
Marketable securities	—	—	—	—
Cash held in escrow	—	—	—	—
Asset-backed securities	—	179	—	179
Total investments	—	179	—	179
Total assets	$4	$179	$—	$183

Liabilities:
Earn-out liability	—	—	2,000	2,000
Total liabilities	$—	$—	$2,000	$2,000

The Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy as of February 29, 2020 and February 28, 2019, are summarized as follows (in thousands):

	February 29, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4
Total cash equivalents	4	—	—	4
Investments:
Marketable securities	—	—	—	—
Cash held in escrow	—	—	—	—
Asset-backed securities	—	179	—	179
Total investments	—	179	—	179
Total assets	$4	$179	$—	$183
Liabilities
Earn-out liability	$—	$—	$2,000	$2,000
Total liabilities	$—	$—	$2,000	$2,000

	February 28, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$57	$—	$—	$57
Total cash equivalents	57	—	—	57
Investments:
Marketable securities	—	—	—	—
Cash held in escrow	559	—	—	559
Asset-backed securities	—	186	—	186
Total investments	559	186	—	745
Total assets	$616	$186	$—	$802
Liabilities
Earn-out liability	$—	$—	$620	$620
Total liabilities	$—	$—	$620	$620